[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08346
MORGAN STANLEY EASTERN EUROPE FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Eastern Europe Fund, Inc.

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (97.4%)
(Unless Otherwise Noted)
Austria (3.6%)
Commercial Banks
Raiffeisen International Bank Holding AG		46,300	$4,932
Czech Republic (9.9%)
Commercial Banks
Komercni Banka AS		24,700	3,661
Electric Utilities
Ceske Energeticke Zavody AS		164,000	5,808
Media
Central European Media Enterprises Ltd. ‘A’	(a)	63,800	4,278
			13,747
Hungary (4.3%)
Pharmaceuticals
Gedeon Richter Rt.		17,228	3,558
Specialty Retail
Fotex plc	(a)	832,206	2,342
			5,900
Poland (14.9%)
Commercial Banks
Bank Millennium S.A.		1,348,574	2,756
Bank Pekao S.A.		78,784	4,908
Powszechna Kasa Oszczednosci Bank Polski S.A.		258,115	3,009
			10,673
Hotels, Restaurants & Leisure
AmRest Holdings N.V.	(a)	150,490	3,171
Media
TVN S.A.	(a)	149,814	5,047
Multiline Retail
Eurocash S.A.		654,683	1,725
			20,616
Russia (63.1%)
Beverages
Baltika Brewery		53,064	2,076
Efes Breweries International N.V. GDR	(a)	54,101	1,765
			3,841
Commercial Banks
Sberbank	(a)	13,700	3,164
Sberbank RF		4,500	9,799
Vozrozhdeniye Bank		22,500	748
			13,711
Electric Utilities
Unified Energy System GDR		129,626	9,463
Electrical Equipment
Siloviye Mashiny	(a)	22,921,100	2,705
Food Products
Lebedyansky JSC		44,700	3,084
Wimm-Bill-Dann Foods OJSC ADR		138,700	6,175
			9,259
Integrated Oil & Gaz
LUKOIL ADR		139,200	10,510
Media
CTC Media, Inc.	(a)	276,800	6,173
Metals & Mining
MMC Norilsk Nickel ADR		20,700	2,691
Multiline Retail
Magnit OAO	(a)	100,000	3,260

Oil & Gas & Consumable Fuels
OAO Gazprom (Registered) ADR		128,100	5,547
NovaTek OAO GDR		218,870	10,889
Surgutneftegaz OJSC ADR		70,871	4,599
			21,035
Personal Products
Kalina		94,150	4,578
			87,226
Slovenia (1.6%)
Pharmaceuticals
Krka		2,487	2,290
TOTAL COMMON STOCKS (Cost $106,999)			134,711

		Face
		Amount
		(000)
CORPORATE BOND (1.1%)
Russia (1.1%)
Wireless Telecommunication Services
MCSI Holding Ltd. (Secured Notes) 9.00%, 4/15/07 (Cost $1,441)	(b)(d)	$1,486	1,412
SHORT-TERM INVESTMENT (0.6%)
United States (0.6%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06 repurchase price $876 (Cost $876)	(c)	876	876
TOTAL INVESTMENTS + (99.1%) (Cost $109,316)			136,999
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)			1,265
NET ASSETS (100%)			$138,264

(a)	Non-income producing security.
(b)	Security was valued at fair value — At September 30, 2006, the Fund held $1,412,000 of fair valued securities, representing 1.0% of net assets.
(c)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corporation, 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(d)	Security has been deemed illiquid at September 30, 2006.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $109,316,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $27,683,000 of which $28,359,000 related to appreciated securities and $676,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Eastern Europe Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2006